Consolidating Financial Statements (details) - Consolidating Balance Sheet (Unaudited) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	$ 64,583	$ 63,956
Equity securities, available for sale, at fair value	980	943
Real estate investments	954	938
Short-term securities	3,818	3,882
Other investments	3,606	3,441
Total investments	73,941	73,160
Cash	311	294	308	330
Investment income accrued	710	734
Premiums receivable	6,589	6,125
Reinsurance recoverables	9,508	9,713
Ceded unearned premiums	762	801
Deferred acquisition costs	1,879	1,804
Deferred taxes		303
Contractholder receivables	4,371	4,328
Goodwill	3,634	3,634
Other intangible assets	328	351
Other assets	2,778	2,565
Total assets	104,811	103,812
Claims and claim adjustment expense reserves	50,856	50,895
Unearned premium reserves	12,089	11,850
Contractholder payables	4,371	4,328
Payables for reinsurance premiums	397	298
Deferred taxes	239
Debt	6,347	6,346
Other liabilities	4,980	5,299
Total liabilities	79,279	79,016
Common stock	21,694	21,500	21,367	21,161
Retained earnings	25,662	24,291	22,806	21,352
Accumulated other comprehensive income	1,562	810	720	2,236
Treasury stock, at cost	(23,386)	(21,805)	(20,003)	(19,344)
Total shareholders' equity	25,532	24,796	24,890
Total liabilities and shareholders' equity	104,811	103,812
Fixed maturities, available for sale, amortized cost	61,841	62,196
Equity securities, available for sale, cost	648	686
Common stock, shares authorized	1,750.0	1,750.0
Common stock, shares issued	339.0	353.5
Common stock, shares outstanding	339.0	353.5	373.5	377.4
Treasury stock, at cost, shares	419.5	401.5
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	44,292	43,720
Equity securities, available for sale, at fair value	302	329
Real estate investments	55	33
Short-term securities	1,516	1,867
Other investments	2,607	2,450
Total investments	48,772	48,399
Cash	167	137	152	177
Investment income accrued	483	499
Premiums receivable	4,400	4,124
Reinsurance recoverables	6,250	6,292
Ceded unearned premiums	637	712
Deferred acquisition costs	1,621	1,570
Deferred taxes		279
Contractholder receivables	3,264	3,179
Goodwill	2,619	2,619
Other intangible assets	234	250
Other assets	2,180	2,010
Total assets	70,627	70,070
Claims and claim adjustment expense reserves	33,569	33,506
Unearned premium reserves	8,301	8,188
Contractholder payables	3,264	3,179
Payables for reinsurance premiums	224	127
Deferred taxes	109
Debt	692	692
Other liabilities	3,899	4,109
Total liabilities	50,058	49,801
Additional paid-in capital	11,634	11,634
Retained earnings	7,655	7,868
Accumulated other comprehensive income	1,280	767
Total shareholders' equity	20,569	20,269
Total liabilities and shareholders' equity	70,627	70,070
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	20,251	20,199
Equity securities, available for sale, at fair value	541	484
Real estate investments	899	905
Short-term securities	539	492
Other investments	998	990
Total investments	23,228	23,070
Cash	143	154	155	151
Investment income accrued	223	231
Premiums receivable	2,189	2,001
Reinsurance recoverables	3,258	3,421
Ceded unearned premiums	125	89
Deferred acquisition costs	258	234
Deferred taxes		86
Contractholder receivables	1,107	1,149
Goodwill	1,015	1,015
Other intangible assets	94	101
Other assets	90	357
Total assets	31,730	31,908
Claims and claim adjustment expense reserves	17,287	17,389
Unearned premium reserves	3,788	3,662
Contractholder payables	1,107	1,149
Payables for reinsurance premiums	173	171
Deferred taxes	73
Other liabilities	753	1,180
Total liabilities	23,181	23,551
Common stock	390	390
Additional paid-in capital	6,502	6,502
Retained earnings	1,017	1,042
Accumulated other comprehensive income	640	423
Total shareholders' equity	8,549	8,357
Total liabilities and shareholders' equity	31,730	31,908
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Balance Sheet
Fixed maturities, available for sale, at fair value	40	37
Equity securities, available for sale, at fair value	137	130
Short-term securities	1,763	1,523
Other investments	1	1
Total investments	1,941	1,691
Cash	1	3	1	2
Investment income accrued	4	4
Deferred taxes		(62)
Investment in subsidiaries	29,105	28,616
Other assets	508	198
Total assets	31,559	30,450
Deferred taxes	57
Debt	5,655	5,654
Other liabilities	328	10
Total liabilities	6,040	5,664
Common stock	21,694	21,500
Retained earnings	25,649	24,281
Accumulated other comprehensive income	1,562	810
Treasury stock, at cost	(23,386)	(21,805)
Total shareholders' equity	25,519	24,786
Total liabilities and shareholders' equity	31,559	30,450
Eliminations [Member]
Consolidating Balance Sheet
Investment in subsidiaries	(29,105)	(28,616)
Total assets	(29,105)	(28,616)
Common stock	(390)	(390)
Additional paid-in capital	(18,136)	(18,136)
Retained earnings	(8,659)	(8,900)
Accumulated other comprehensive income	(1,920)	(1,190)
Total shareholders' equity	(29,105)	(28,616)
Total liabilities and shareholders' equity	$ (29,105)	$ (28,616)